Leases - Summary of Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
2021	¥ 342,173
2022	407,156
2023	355,589
2024	274,961
2025	129,972
2026 and thereafter	498,351
Total future undiscounted lease payments	2,008,202
Less: imputed interest	347,465
Total present value of lease liabilities	¥ 1,660,737